UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2013

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 100.1%
International Growth Portfolio	24,709,266	$209,287,487
International Value Portfolio	27,888,888	208,887,774
Multi-Asset Real Return Portfolio	13,457,147	113,309,179
Small-Mid Cap Growth Portfolio	6,334,031	78,668,663
Small-Mid Cap Value Portfolio	6,048,124	78,746,574
U.S. Large Cap Growth Portfolio	17,207,920	239,706,324
U.S. Value Portfolio	22,031,846	239,045,523
Volatility Management Portfolio	25,481,955	291,003,921

Total Investments - 100.1% (cost $1,310,750,677) (a)		1,458,655,445
Other assets less liabilities - (0.1)%		(1,719,090)

Net Assets - 100.0%		$1,456,936,355

(a)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $197,192,446 and gross unrealized depreciation of investments was $(49,287,678), resulting in net unrealized appreciation of $147,904,768.

AllianceBernstein Wealth Appreciation Strategy

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities*:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$1,458,655,445	$	– 0	–	$	– 0	–	$1,458,655,445

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 65.4%
International Growth Portfolio	13,000,544	$110,114,607
International Value Portfolio	14,668,965	109,870,548
Multi-Asset Real Return Portfolio	8,038,163	67,681,334
Small-Mid Cap Growth Portfolio	2,625,984	32,614,719
Small-Mid Cap Value Portfolio	2,508,910	32,666,010
U.S. Large Cap Growth Portfolio	9,743,454	135,726,311
U.S. Value Portfolio	12,474,863	135,352,262
Volatility Management Portfolio	24,122,693	275,481,157

		899,506,948

The AllianceBernstein Pooling Portfolios - Fixed Income - 34.8%
Bond Inflation Protection Portfolio	10,222,345	107,845,736
Global Core Bond Portfolio	25,999,528	272,475,055
High-Yield Portfolio	9,180,014	98,317,955

		478,638,746

Total Investments - 100.2% (cost $1,226,708,841) (a)		1,378,145,694
Other assets less liabilities - (0.2)%		(2,659,837)

Net Assets - 100.0%		$1,375,485,857

(a)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $162,388,521 and gross unrealized depreciation of investments was $(10,951,668), resulting in net unrealized appreciation of $151,436,853.

AllianceBernstein Balanced Wealth Strategy

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities*:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$1,378,145,694	$	– 0	–	$	– 0	–	$1,378,145,694

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Conservative Wealth Strategy

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Fixed Income - 65.6%
Bond Inflation Protection Portfolio	4,036,021	$42,580,026
Global Core Bond Portfolio	11,284,265	118,259,093
Short Duration Bond Portfolio	12,507,658	118,322,443

		279,161,562

The AllianceBernstein Pooling Portfolios - Equity - 34.8%
International Growth Portfolio	2,109,922	17,871,041
International Value Portfolio	2,380,709	17,831,509
Multi-Asset Real Return Portfolio	749,257	6,308,745
Small-Mid Cap Growth Portfolio	264,187	3,281,200
Small-Mid Cap Value Portfolio	253,965	3,306,629
U.S. Large Cap Growth Portfolio	1,688,818	23,525,235
U.S. Value Portfolio	2,162,174	23,459,591
Volatility Management Portfolio	4,617,850	52,735,847

		148,319,797

Total Investments - 100.4% (cost $387,008,666) (a)		427,481,359
Other assets less liabilities - (0.4)%		(1,499,920)

Net Assets - 100.0%		$425,981,439

(a)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,337,562 and gross unrealized depreciation of investments was $(1,864,869), resulting in net unrealized appreciation of $40,472,693.

AllianceBernstein Conservative Wealth Strategy

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities*:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$427,481,359	$	– 0	–	$	– 0	–	$427,481,359

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

May 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 78.5%
Financials - 16.9%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	16,750	$2,747,000
BlackRock, Inc.-Class A	5,790	1,616,568
Credit Suisse Group AG (a)	24,787	732,612
Deutsche Bank AG (REG)	19,093	887,096
Goldman Sachs Group, Inc. (The)	3,600	583,488
Macquarie Group Ltd.	36,780	1,499,761
Morgan Stanley	84,000	2,175,600
State Street Corp.	28,300	1,872,894
UBS AG (a)	200,689	3,521,288

		15,636,307

Commercial Banks - 4.3%
Banco do Brasil SA	104,300	1,225,226
Bank Hapoalim BM (a)	48,908	226,306
Bank of Montreal	13,930	824,581
Bank of Nova Scotia	7,030	400,339
Barclays PLC	151,840	727,333
China Construction Bank Corp.-Class H	1,027,000	829,313
CIT Group, Inc. (a)	57,100	2,631,168
HSBC Holdings PLC	241,374	2,648,120
Industrial & Commercial Bank of China Ltd.-Class H	818,000	574,413
KB Financial Group, Inc.	40,250	1,306,470
KeyCorp	21,900	236,082
Lloyds Banking Group PLC (a)	452,930	420,972
Mitsubishi UFJ Financial Group, Inc.	253,100	1,468,869
National Australia Bank Ltd.	40,660	1,118,588
National Bank of Canada	7,550	555,572
PNC Financial Services Group, Inc. (The)	7,100	508,644
Regions Financial Corp.	29,000	264,770
Sberbank of Russia (Sponsored ADR)	190,859	2,336,114
Societe Generale SA	36,764	1,466,226
State Bank of India	8,820	318,622
Sumitomo Mitsui Financial Group, Inc.	19,700	777,751
Toronto-Dominion Bank (The)	10,710	867,647
US Bancorp/MN	35,000	1,227,100
Wells Fargo & Co.	110,200	4,468,610

		27,428,836

Consumer Finance - 1.2%
Capital One Financial Corp.	52,700	3,211,011
Discover Financial Services	46,100	2,185,601
Muthoot Finance Ltd.	192,853	471,731
Shriram Transport Finance Co., Ltd.	125,698	1,799,074

		7,667,417

Diversified Financial Services - 3.3%
Bank of America Corp.	289,400	3,953,204
BM&FBovespa SA	70,600	457,855
Citigroup, Inc.	84,600	4,398,354
IG Group Holdings PLC	155,184	1,356,660
ING Groep NV (a)	174,693	1,628,959
IntercontinentalExchange, Inc. (a)	31,392	5,374,624
JPMorgan Chase & Co.	57,600	3,144,384

Company	Shares	U.S. $ Value
ORIX Corp.	56,500	749,301

		21,063,341

Insurance - 3.9%
Admiral Group PLC	112,050	2,259,300
Aegon NV	116,369	793,962
AIA Group Ltd.	630,800	2,788,764
Allianz SE	3,860	596,241
American International Group, Inc. (a)	47,300	2,102,958
Aviva PLC	96,480	484,844
BB Seguridade Participacoes SA (a)	182,200	1,534,638
Berkshire Hathaway, Inc. (a)	10,700	1,220,549
Chubb Corp. (The)	22,900	1,994,590
Everest Re Group Ltd.	10,400	1,347,944
Genworth Financial, Inc.-Class A (a)	45,600	492,936
Lancashire Holdings Ltd.	137,536	1,659,575
Muenchener Rueckversicherungs AG	2,840	529,730
PartnerRe Ltd.	18,300	1,658,895
Prudential PLC	148,300	2,494,568
Reinsurance Group of America, Inc.-Class A	15,800	1,041,062
Suncorp Group Ltd.	54,772	648,516
Travelers Cos., Inc. (The)	8,900	745,108
XL Group PLC	10,100	317,443

		24,711,623

Real Estate Investment Trusts (REITs) - 0.2%
GLP J-Reit	361	331,983
Mexico Real Estate Management SA de CV (a)	227,630	564,165
Stockland	175,021	606,966

		1,503,114

Real Estate Management & Development - 1.2%
China Overseas Land & Investment Ltd.	128,000	378,613
Daito Trust Construction Co., Ltd.	11,100	1,033,081
Evergrande Real Estate Group Ltd.	1,770,000	706,019
Global Logistic Properties Ltd.	901,000	1,992,670
Hang Lung Properties Ltd.	723,000	2,527,274
Mitsubishi Estate Co., Ltd.	37,000	911,568
New World Development Co., Ltd.	244,252	387,122

		7,936,347

Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp.	170,620	2,713,548

		108,660,533

Consumer Discretionary - 12.6%
Auto Components - 1.1%
Cie Generale des Etablissements Michelin-Class B	14,970	1,306,436
GKN PLC	158,150	709,263
Lear Corp.	15,800	947,684
Magna International, Inc. (New York)-Class A	11,800	786,116
Magna International, Inc. (Toronto)-Class A	7,350	490,166
Nokian Renkaat OYJ	10,500	437,706
TRW Automotive Holdings Corp. (a)	19,600	1,241,660
Valeo SA	13,880	924,906

		6,843,937

Company	Shares	U.S. $ Value
Automobiles - 2.0%
Ford Motor Co.	155,800	2,442,944
Harley-Davidson, Inc.	26,021	1,419,185
Honda Motor Co., Ltd.	28,800	1,069,193
Kia Motors Corp.	20,540	1,065,900
Mazda Motor Corp. (a)	186,000	715,516
Nissan Motor Co., Ltd.	89,800	969,744
Renault SA	6,210	479,290
Toyota Motor Corp.	57,800	3,373,168
Volkswagen AG (Preference Shares)	7,040	1,528,957

		13,063,897

Distributors - 0.3%
Li & Fung Ltd.	1,512,000	2,102,256

Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	81,700	500,087
Estacio Participacoes SA	200,100	1,551,807
Kroton Educacional SA	16,500	236,738

		2,288,632

Hotels, Restaurants & Leisure - 1.5%
Ajisen China Holdings Ltd.	680,000	510,849
Autogrill SpA (a)	21,530	281,867
Chipotle Mexican Grill, Inc.-Class A (a)	2,700	974,700
Galaxy Entertainment Group Ltd. (a)	158,000	820,192
Melco Crown Entertainment Ltd. (ADR) (a)	30,340	721,485
Melco International Development Ltd.	238,000	518,795
Sands China Ltd.	194,800	1,029,020
Sodexo	21,190	1,808,388
Starbucks Corp.	42,910	2,706,334

		9,371,630

Household Durables - 0.4%
PulteGroup, Inc. (a)	85,100	1,837,309
Sony Corp.	25,900	512,113

		2,349,422

Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	15,440	4,153,823
priceline.com, Inc. (a)	5,690	4,574,362

		8,728,185

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	13,900	225,308

Media - 2.8%
Comcast Corp.-Class A	138,880	5,576,032
Gannett Co., Inc.	22,700	488,050
Naspers Ltd.	17,660	1,300,128
News Corp.-Class A	52,400	1,682,564
Regal Entertainment Group-Class A	22,000	389,400
Time Warner Cable, Inc.-Class A	11,800	1,127,018

Company	Shares	U.S. $ Value
Viacom, Inc.-Class B	25,700	1,693,373
Virgin Media, Inc.	31,400	1,559,324
Walt Disney Co. (The)	71,175	4,489,719

		18,305,608

Multiline Retail - 0.3%
Macy’s, Inc.	36,000	1,740,240
Myer Holdings Ltd	138,990	323,462

		2,063,702

Specialty Retail - 1.8%
Abercrombie & Fitch Co.-Class A	7,300	365,584
Belle International Holdings Ltd.	676,000	1,037,548
GameStop Corp.-Class A	52,600	1,744,216
Home Depot, Inc. (The)	6,800	534,888
Kingfisher PLC	81,400	424,080
L’Occitane International SA	168,750	443,053
Lowe’s Cos., Inc.	34,500	1,452,795
Nitori Holdings Co., Ltd.	3,250	255,742
O’Reilly Automotive, Inc. (a)	12,470	1,358,108
Shimamura Co., Ltd.	3,700	425,059
TJX Cos., Inc.	46,100	2,333,121
Yamada Denki Co., Ltd.	26,860	1,013,174
Zhongsheng Group Holdings Ltd.	181,000	226,111

		11,613,479

Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA	20,850	1,843,581
LVMH Moet Hennessy Louis Vuitton SA	1,300	229,636
Samsonite International SA	158,400	410,133
VF Corp.	9,230	1,697,028

		4,180,378

		81,136,434

Information Technology - 10.9%
Communications Equipment - 0.8%
Cisco Systems, Inc.	32,700	787,416
F5 Networks, Inc. (a)	14,300	1,189,903
Harris Corp.	17,300	867,249
Motorola Solutions, Inc.	6,900	399,924
QUALCOMM, Inc.	27,365	1,737,130

		4,981,622

Computers & Peripherals - 1.9%
Apple, Inc.	15,920	7,158,905
Dell, Inc.	31,500	420,525
EMC Corp./MA (a)	34,192	846,594
Fujitsu Ltd.	212,000	877,612
Hewlett-Packard Co.	136,100	3,323,562

		12,627,198

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	16,270	1,267,433
LG Display Co., Ltd. (a)	68,350	1,881,828

		3,149,261

Company	Shares	U.S. $ Value
Internet Software & Services - 2.8%
Baidu, Inc. (Sponsored ADR) (a)	20,248	1,956,767
eBay, Inc. (a)	81,834	4,427,219
Facebook, Inc. (a)	82,400	2,006,440
Google, Inc.-Class A (a)	7,045	6,132,038
LinkedIn Corp. (a)	7,850	1,315,111
Rackspace Hosting, Inc. (a)	12,790	480,009
Telecity Group PLC	64,484	943,715
Tencent Holdings Ltd.	14,100	554,267

		17,815,566

IT Services - 1.3%
Cognizant Technology Solutions Corp.-Class A (a)	87,830	5,678,210
Visa, Inc.-Class A	14,480	2,579,467

		8,257,677

Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	136,800	2,079,360
Micron Technology, Inc. (a)	53,700	627,216
Samsung Electronics Co., Ltd.	1,570	2,115,355
Samsung Electronics Co., Ltd. (Preference Shares)	5,078	4,402,954
SK Hynix, Inc. (a)	50,180	1,407,648
Sumco Corp.	59,100	708,806
Taiwan Semiconductor Manufacturing Co., Ltd.	194,000	705,408
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	65,060	1,214,020
Tokyo Electron Ltd.	10,000	491,880

		13,752,647

Software - 1.5%
ANSYS, Inc. (a)	32,372	2,411,714
CA, Inc.	8,500	232,135
Citrix Systems, Inc. (a)	52,310	3,366,149
Dassault Systemes SA	2,190	274,502
Electronic Arts, Inc. (a)	35,400	813,846
Nintendo Co., Ltd.	3,200	316,020
Red Hat, Inc. (a)	17,540	845,954
SAP AG	13,115	981,499
SolarWinds, Inc. (a)	11,376	479,498

		9,721,317

		70,305,288

Health Care - 9.4%
Biotechnology - 2.6%
Actelion Ltd. (a)	24,624	1,470,842
Biogen Idec, Inc. (a)	32,092	7,621,529
Celgene Corp. (a)	33,490	4,141,039
Gilead Sciences, Inc. (a)	31,890	1,737,367
Quintiles Transnational Holdings, Inc. (a)	20,470	901,499

Company	Shares	U.S. $ Value
Vertex Pharmaceuticals, Inc. (a)	15,500	1,244,805

		17,117,081

Health Care Equipment & Supplies - 1.1%
IDEXX Laboratories, Inc. (a)	12,855	1,059,766
Intuitive Surgical, Inc. (a)	7,930	3,945,413
Medtronic, Inc.	37,000	1,887,370

		6,892,549

Health Care Providers & Services - 1.5%
Aetna, Inc.	26,300	1,587,994
Health Net, Inc./CA (a)	23,700	755,319
McKesson Corp.	10,080	1,147,709
Odontoprev SA	39,300	184,225
UnitedHealth Group, Inc.	57,564	3,605,233
WellPoint, Inc.	35,500	2,732,435

		10,012,915

Life Sciences Tools & Services - 0.4%
Eurofins Scientific (a)	2,949	574,005
Illumina, Inc. (a)	17,490	1,229,897
Mettler-Toledo International, Inc. (a)	2,763	603,052

		2,406,954

Pharmaceuticals - 3.8%
Allergan, Inc./United States	41,593	4,138,087
GlaxoSmithKline PLC	96,590	2,499,090
Johnson & Johnson	53,800	4,528,884
Merck & Co., Inc.	60,200	2,811,340
Novartis AG	13,460	964,167
Pfizer, Inc.	188,400	5,130,132
Roche Holding AG	8,630	2,139,691
Roche Holding AG (Sponsored ADR)	24,000	1,496,160
Sun Pharmaceutical Industries Ltd.	35,700	655,537

		24,363,088

		60,792,587

Industrials - 8.9%
Aerospace & Defense - 2.2%
Boeing Co. (The)	53,090	5,256,972
European Aeronautic Defence and Space Co. NV	23,970	1,380,206
Northrop Grumman Corp.	5,900	486,101
Precision Castparts Corp.	23,860	5,104,131
Saab AB	6,081	125,401
Safran SA	14,870	790,406
Zodiac Aerospace	6,020	793,001

		13,936,218

Airlines - 0.5%
Delta Air Lines, Inc. (a)	86,200	1,552,462
Japan Airlines Co., Ltd.	15,300	784,241
Qantas Airways Ltd. (a)	464,480	702,605
Turk Hava Yollari	88,160	408,557

		3,447,865

Company	Shares	U.S. $ Value
Building Products - 0.1%
Asahi Glass Co., Ltd.	61,000	434,156

Commercial Services & Supplies - 0.3%
Aggreko PLC	13,850	372,528
Edenred	23,308	741,107
Stericycle, Inc. (a)	10,050	1,103,088

		2,216,723

Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	41,439	1,027,607

Electrical Equipment - 0.6%
AMETEK, Inc.	26,741	1,153,874
Roper Industries, Inc.	9,830	1,221,083
Sumitomo Electric Industries Ltd.	117,400	1,404,352

		3,779,309

Industrial Conglomerates - 1.4%
Danaher Corp.	59,308	3,666,421
General Electric Co.	191,500	4,465,780
Jardine Matheson Holdings Ltd.	6,000	393,751
Siemens AG	3,350	353,131

		8,879,083

Machinery - 1.5%
Cummins, Inc.	11,900	1,423,597
FANUC Corp.	8,800	1,295,930
Flowserve Corp.	15,451	2,597,777
Illinois Tool Works, Inc.	23,500	1,648,055
Komatsu Ltd.	64,000	1,602,668
Parker Hannifin Corp.	4,200	418,992
Timken Co.	17,700	1,004,652

		9,991,671

Professional Services - 1.7%
Bureau Veritas SA	22,913	2,648,236
Capita PLC	221,889	3,232,641
Intertek Group PLC	70,432	3,424,064
Qualicorp SA (a)	25,300	223,847
SGS SA	582	1,304,164

		10,832,952

Road & Rail - 0.2%
Canadian National Railway Co.	4,150	421,145
Globaltrans Investment PLC (Sponsored GDR) (b)	41,825	635,740
Tokyu Corp.	60,000	373,503

		1,430,388

Trading Companies & Distributors - 0.2%
Mitsubishi Corp.	37,500	648,087
WW Grainger, Inc.	3,530	908,763

		1,556,850

		57,532,822

Company	Shares	U.S. $ Value
Energy - 7.3%
Energy Equipment & Services - 2.3%
Aker Solutions ASA	50,590	745,485
AMEC PLC	49,500	765,005
Diamond Offshore Drilling, Inc.	18,000	1,238,580
Halliburton Co.	30,600	1,280,610
Helmerich & Payne, Inc.	23,900	1,475,586
National Oilwell Varco, Inc.	18,220	1,280,866
Oceaneering International, Inc.	33,209	2,406,988
Schlumberger Ltd.	49,422	3,609,289
Seadrill Ltd.	20,160	815,364
Technip SA	9,231	1,026,151

		14,643,924

Oil, Gas & Consumable Fuels - 5.0%
BP PLC	268,440	1,918,595
BP PLC (Sponsored ADR)	19,200	823,872
Cameco Corp.	27,560	599,182
Canadian Natural Resources Ltd.	15,700	467,933
Chevron Corp.	32,600	4,001,650
China Petroleum & Chemical Corp.-Class H	548,000	560,268
ENI SpA	58,670	1,334,244
EOG Resources, Inc.	8,502	1,097,608
Exxon Mobil Corp.	98,800	8,938,436
Gazprom OAO (Sponsored ADR)	125,650	951,171
HollyFrontier Corp.	3,700	183,150
JX Holdings, Inc.	44,900	218,135
LUKOIL OAO (London) (Sponsored ADR)	7,900	462,545
Marathon Oil Corp.	14,100	484,899
Marathon Petroleum Corp.	24,100	1,988,250
Noble Energy, Inc.	30,870	1,779,656
NovaTek OAO (Sponsored GDR) (b)	11,650	1,301,263
Petroleo Brasileiro SA (Sponsored ADR)	56,710	1,057,074
Phillips 66	11,300	752,241
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	37,390	1,248,536
Suncor Energy, Inc. (Toronto)	19,050	577,885
Valero Energy Corp.	41,000	1,665,830

		32,412,423

		47,056,347

Consumer Staples - 6.3%
Beverages - 0.2%
Anheuser-Busch InBev NV	8,400	773,516
Asahi Group Holdings Ltd.	30,000	719,316

		1,492,832

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	16,810	1,843,553
Jeronimo Martins SGPS SA	67,132	1,432,287
Koninklijke Ahold NV	68,020	1,102,873
Kroger Co. (The)	66,700	2,245,789
Olam International Ltd.	1,773,105	2,448,868
Tesco PLC	63,630	352,344
Tsuruha Holdings, Inc.	3,100	249,587
WM Morrison Supermarkets PLC	170,530	708,369

		10,383,670

Company	Shares	U.S. $ Value
Food Products - 0.8%
Danone SA	5,060	373,607
Hershey Co. (The)	27,550	2,454,980
Tyson Foods, Inc.-Class A	51,100	1,277,500
Unilever PLC	23,754	997,794

		5,103,881

Household Products - 0.6%
Henkel AG & Co. KGaA	21,370	1,738,203
LG Household & Health Care Ltd.	900	494,724
Procter & Gamble Co. (The)	22,300	1,711,748

		3,944,675

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The)-Class A	37,230	2,523,450

Tobacco - 2.7%
Altria Group, Inc.	39,900	1,440,390
British American Tobacco PLC	89,296	4,906,697
Imperial Tobacco Group PLC	31,201	1,119,640
Japan Tobacco, Inc.	132,100	4,495,759
KT&G Corp.	5,320	374,853
Philip Morris International, Inc.	54,337	4,939,777

		17,277,116

		40,725,624

Materials - 3.5%
Chemicals - 1.8%
Arkema SA	7,410	762,267
Axiall Corp.	18,300	789,645
BASF SE	2,700	261,671
Filtrona PLC	124,937	1,316,588
Huntsman Corp.	65,100	1,266,195
Koninklijke DSM NV	12,027	789,098
LyondellBasell Industries NV	35,300	2,352,745
Monsanto Co.	34,759	3,498,146
Teijin Ltd.	120,000	271,405

		11,307,760

Construction Materials - 0.3%
Boral Ltd.	75,020	324,091
Grasim Industries Ltd. (GDR) (b)	5,324	269,075
Holcim Ltd. (a)	3,329	258,197
Semen Indonesia Persero Tbk PT	433,500	794,706

		1,646,069

Containers & Packaging - 0.2%
Rock Tenn Co.	13,300	1,313,774

Metals & Mining - 1.2%
Anglo American PLC	23,850	546,458
BHP Billiton PLC	56,960	1,637,892
Dowa Holdings Co., Ltd.	49,000	406,335
Goldcorp, Inc.	27,630	820,039
KGHM Polska Miedz SA	13,830	617,867
Kinross Gold Corp.	67,920	445,484
MMC Norilsk Nickel OJSC (ADR)	82,740	1,198,075
Rio Tinto PLC	25,220	1,077,165

Company	Shares	U.S. $ Value
Vale SA (Sponsored ADR) (Local Preference Shares)	93,090	1,254,853

		8,004,168

		22,271,771

Utilities - 1.4%
Electric Utilities - 0.6%
Edison International	10,200	468,588
EDP-Energias de Portugal SA	210,920	680,190
Electricite de France SA	33,490	759,958
NV Energy, Inc.	76,600	1,795,504

		3,704,240

Gas Utilities - 0.2%
Atmos Energy Corp.	26,400	1,114,608

Independent Power Producers & Energy Traders - 0.2%
APR Energy PLC	99,435	1,253,976

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	8,700	201,666
Centrica PLC	133,420	767,258
DTE Energy Co.	3,500	233,135
National Grid PLC	62,270	740,416
NiSource, Inc.	24,400	701,012

		2,643,487

		8,716,311

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	39,500	1,382,105
Nippon Telegraph & Telephone Corp.	33,200	1,637,423
TDC A/S	90,494	707,574
Vivendi SA	31,118	609,053

		4,336,155

Wireless Telecommunication Services - 0.6%
China Mobile Ltd.	64,500	679,974
Turkcell Iletisim Hizmetleri AS (a)	68,870	423,810
Vodafone Group PLC	471,200	1,365,589
Vodafone Group PLC (Sponsored ADR)	52,500	1,519,875

		3,989,248

		8,325,403

Total Common Stocks (cost $407,270,746)		505,523,120

INVESTMENT COMPANIES - 19.9%
Funds and Investment Trusts - 19.9%
AllianceBernstein Pooling Portfolios-Volatility Management Portfolio* (cost $115,611,393)	11,204,517	127,955,581

Company	Shares		U.S. $ Value
WARRANTS - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)		144,570	325,644

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 1/29/18 (a)		267,154	97,511

Total Warrants (cost $240,548)			423,155

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.0%
Industrial - 0.0%
Consumer Non-Cyclical - 0.0%
Olam International Ltd. 6.75%, 1/29/18 (b) (cost $277,675)	U.S.$	291	287,170

	Shares
SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $10,258,523)		10,258,523	10,258,523

Total Investments - 100.1% (cost $533,658,885) (d)			644,447,549
Other assets less liabilities - (0.1)% (e)			(934,948)

Net Assets - 100.0%			$643,512,601

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	15	June 2013	$515,750	$540,826	$25,076

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholselale	USD	766	JPY	78,908	8/16/13	$19,739
BNP Paribas SA	AUD	6,816	USD	6,594	8/16/13	104,453
BNP Paribas SA	KRW	4,329,633	USD	3,910	8/16/13	97,050

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	2,282	SEK	14,928	8/16/13	$(31,975)
Canadian Imperial Bank of Commerce	CAD	2,722	USD	2,636	8/16/13	15,374
Citibank, NA	EUR	666	USD	873	8/16/13	6,849
Credit Suisse International	JPY	344,364	USD	3,479	8/16/13	49,360
Credit Suisse International	USD	6,428	GBP	4,232	8/16/13	(1,100)
Deutsche Bank AG London	USD	5,016	SEK	32,846	8/16/13	(65,197)
Goldman Sachs Capital Markets LP	GBP	2,643	USD	4,097	8/16/13	82,779
Goldman Sachs Capital Markets LP	USD	1,269	NZD	1,491	8/16/13	(89,774)
HSBC BankUSA	HKD	37,026	USD	4,773	8/16/13	1,835
HSBC BankUSA	JPY	655,142	USD	6,605	8/16/13	81,130
HSBC BankUSA	USD	2,172	GBP	1,396	8/16/13	(52,043)
JPMorgan Chase Bank, NA	GBP	8,636	USD	13,350	8/16/13	235,124
JPMorgan Chase Bank, NA	USD	7,479	CAD	7,535	8/16/13	(223,950)
Royal Bank of Canada	CAD	1,115	USD	1,096	8/16/13	22,625
Royal Bank of Scotland PLC	CHF	580	USD	597	8/16/13	(10,288)
Royal Bank of Scotland PLC	JPY	853,348	USD	8,669	8/16/13	171,555
Royal Bank of Scotland PLC	USD	1,268	AUD	1,233	8/16/13	(94,301)
Royal Bank of Scotland PLC	USD	421	NZD	525	8/16/13	(6,137)
Societe Generale	JPY	134,757	USD	1,366	8/16/13	23,780
Societe Generale	USD	6,210	AUD	6,149	8/16/13	(355,570)
Standard Chartered Bank	USD	2,002	SGD	2,469	8/16/13	(48,761)
State Street Bank & Trust Co.	EUR	469	USD	614	8/16/13	4,336
State Street Bank & Trust Co.	USD	617	CHF	580	8/16/13	(10,442)
State Street Bank & Trust Co.	USD	1,046	EUR	798	8/16/13	(8,447)
State Street Bank & Trust Co.	USD	620	NOK	3,636	8/16/13	(2,493)
State Street Bank & Trust Co.	USD	312	SEK	2,093	8/16/13	3,582
UBS AG	USD	1,087	AUD	1,046	8/16/13	(91,369)
Westpac Banking Corp.	USD	888	NZD	1,051	8/16/13	(57,054)

						$(229,330)

*	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate market value of these securities amounted to $2,493,248 or 0.4% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $122,518,904 and gross unrealized depreciation of investments was $(11,730,240), resulting in net unrealized appreciation of $110,788,664.
(e)	An amount of U.S. $41,063 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$57,950,610	$50,709,923	$	– 0	–	$108,660,533
Consumer Discretionary	54,624,248	26,512,186		– 0	–	81,136,434
Information Technology	54,643,794	15,661,494		– 0	–	70,305,288
Health Care	51,648,632	9,143,955		– 0	–	60,792,587
Industrials	33,292,480	24,240,342		– 0	–	57,532,822
Energy	37,909,823	9,146,524		– 0	–	47,056,347
Consumer Staples	20,244,327	20,481,297		– 0	–	40,725,624
Materials	13,208,031	9,063,740		– 0	–	22,271,771
Utilities	5,768,489	2,947,822		– 0	–	8,716,311
Telecommunication Services	2,901,980	5,423,423		– 0	–	8,325,403

Investment Companies	127,955,581		– 0	–	– 0	–	127,955,581
Warrants	97,511		– 0	–	325,644		423,155
Corporates - Non-Investment Grades	– 0	–	– 0	–	287,170		287,170
Short-Term Investments	10,258,523		– 0	–	– 0	–	10,258,523

Total Investments in Securities	470,504,029		173,330,706	+	612,814		644,447,549
Other Financial Instruments* :
Assets:
Futures Contracts	– 0	–	25,076		– 0	–	25,076
Forward Currency Exchange Contracts	– 0	–	919,570		– 0	–	919,570
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,148,900)		– 0	–	(1,148,900)

Total++	$470,504,029		$173,126,452		$612,814		$644,243,295

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Corporates - Non- Investment Grades			Total
Balance as of 8/31/12	$132,476		$	– 0	–	$132,476
Accrued discounts/(premiums)	– 0	–		1,343		1,343
Realized gain (loss)	(679)			6,846		6,167
Change in unrealized appreciation/depreciation	93,218			9,495		102,713
Purchases	140,182			490,361		630,543
Sales	(39,553)			(220,875)		(260,428)
Transfers into Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 5/31/13	$325,644			$287,170		$612,814

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$93,218			$9,495		$102,713

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

May 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 52.6%
Long-Term Municipal Bonds - 52.6%
Alabama - 5.4%
Alabama Pub Sch & Clg Auth NPFGC-RE 5.00%, 12/01/13 (Pre-refunded/ETM)	$1,700	$1,739,678
Series 2010A 5.00%, 5/01/18	2,040	2,413,545
Birmingham AL Wtrwks Brd
Series 2010A 5.00%, 1/01/25	3,980	4,541,578

		8,694,801

Arizona - 1.8%
Arizona Trnsp Brd Hwy Series 2011A 5.00%, 7/01/25	2,100	2,474,850
Pima Cnty AZ IDA (Horizon Learning Ctr) 4.45%, 6/01/14	15	15,035
Pima Cnty AZ IDA (Global Water Resources) 5.45%, 12/01/17	305	319,725

		2,809,610

California - 5.1%
California Dept Wtr Res Pwr Series 2010L 5.00%, 5/01/20	1,905	2,329,606
California Econ Recovery (California Econ Rec Spl Tax) Series A 5.00%, 7/01/20	2,450	2,900,579
California GO 5.00%, 3/01/16	2,225	2,480,207
Los Angeles CA Dept Arpts (Los Angeles Intl Airport) 5.00%, 5/15/23	365	432,029

		8,142,421

Colorado - 1.1%
Denver Co. City & Cnty Arpt (Denver Intl Airport) Series 2012A 5.00%, 11/15/27	1,220	1,371,292
PV Wtr & San Met Dist CO Zero Coupon, 12/15/17 (a)(b)	710	248,500
Todd Creek Farms Met Dist #1 CO 5.60%, 12/01/14 (a)	260	130,000

		1,749,792

Connecticut - 1.9%
Connecticut Hlth & Ed Fac Auth (Yale University) Series 2001V-1
0.03%, 7/01/36 (c)	3,000	3,000,000

	Principal Amount (000)	U.S. $ Value
District of Columbia - 0.9%
District of Columbia GO AMBAC Series 2007B 5.25%, 6/01/18	1,200	1,429,524

Florida - 6.1%
Citizens Ppty Ins Corp. FL NPFGC Series A 5.00%, 3/01/15-3/01/16	4,000	4,402,090
Heritage Plantation CDD FL Series 2006B 5.10%, 11/01/13 (a)(b)	105	31,500
Lake Ashton II CDD FL Series 2005B 4.875%, 11/01/10 (a)(b)	100	78,000
Miami Dade Cnty FL Spl Tax Series 2012A 5.00%, 10/01/25	560	633,914
Midtown Miami CDD FL Series 2004A 6.00%, 5/01/24	220	221,723
Overoaks CDD FL Series 2010A-1 6.125%, 5/01/35 (a)	15	15,681
Series 2010A-2 6.125%, 5/01/35 (a)	35	35,000
Series 2010B 5.125%, 5/01/17 (a)	70	70,000
Series 4B 5.125%, 5/01/09 (a)(d)(e)	25	0
Palm Beach Cnty FL Sch Brd COP NPFGC-RE 5.00%, 8/01/13	1,030	1,037,571
Parkway Center CDD FL Series 2004B 5.625%, 5/01/14	105	100,317
Sarasota Cnty FL Sch Brd COP 5.00%, 7/01/22	1,165	1,363,399
Tampa Bay Reg Wtr Supply Auth FL Series 2011A 5.00%, 10/01/23	1,380	1,645,719
Villages of Westport CDD FL Series 2005A 5.125%, 5/01/15 (a)(b)	80	40,000

		9,674,914

Guam - 0.1%
Guam Wtrworks Auth Series 05 5.00%, 7/01/13	225	225,432

Illinois - 4.0%
Chicago IL Wtr 5.00%, 11/01/27	950	1,085,423

	Principal Amount (000)	U.S. $ Value
Illinois Finance Auth (Northwestern Univ) Series 2011B 1.75%, 12/01/34	3,605	3,646,529
Illinois GO NPFGC-RE 5.00%, 4/01/15	1,545	1,660,087

		6,392,039

Indiana - 1.4%
Indiana Bond Bank Gas (JPMorgan Chase) Series 2007A 5.25%, 10/15/19	1,945	2,253,983

Louisiana - 0.6%
Morehouse Parish LA PCR (International Paper Co.) Series 2001A 5.25%, 11/15/13	1,000	1,020,110

Michigan - 0.7%
Michigan Finance Auth (Michigan Unemployment) Series 2012A 5.00%, 7/01/19	955	1,161,280

Mississippi - 1.2%
Mississippi Business Fin Corp. (Chevron USA, Inc.) Series 2010G 0.06%, 11/01/35 (c)	2,000	2,000,000

New Jersey - 1.4%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund) Series 2013A 5.00%, 6/15/18-6/15/20	1,840	2,179,875

New York - 3.0%
Metropolitan Trnsp Auth NY Series 2012C 5.00%, 11/15/23	460	543,467
New York NY GO Series 2012G 5.00%, 4/01/16	870	973,835
New York NY Trnsl Fin Auth Series 2012B 5.00%, 11/01/15-11/01/26	2,875	3,358,953

		4,876,255

North Carolina - 0.9%
North Carolina Eastern Mun Pwr Agy Series 2012B 5.00%, 1/01/21	150	180,537
Series A 5.00%, 1/01/15	785	841,276
North Carolina Ltd. Oblig Series 2013A
5.00%, 5/01/16	385	432,055

		1,453,868

	Principal Amount (000)	U.S. $ Value
Ohio - 0.8%
Cleveland OH Mun SD GO AGM 5.25%, 6/01/14 (Pre-refunded/ETM)	1,000	1,049,250
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC) Series 2004A 7.00%, 8/01/21 (a)	230	160,066

		1,209,316

Pennsylvania - 0.1%
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax) 5.10%, 7/01/14	100	101,277
Philadelphia PA IDA (Leadership Learning Partners) Series 05A 4.60%, 7/01/15 (a)	110	98,148

		199,425

Puerto Rico - 2.7%
Puerto Rico Elec Pwr Auth Series 2010ZZ 5.25%, 7/01/18	1,125	1,213,031
Puerto Rico Sales Tax Fin Corp. Series 2009 A 5.50%, 8/01/23	2,750	3,076,288

		4,289,319

South Carolina - 1.6%
South Carolina Pub Svc Auth AGM 5.00%, 1/01/14	2,450	2,516,787

Texas - 7.7%
Austin TX Utils Sys AGM 5.00%, 11/15/13 (Pre-refunded/ETM)	2,165	2,211,049
Houston TX Arpt Sys Series 2009 A 5.00%, 7/01/21-7/01/22	2,815	3,247,562
Houston TX GO NPFGC Series 2007A 5.00%, 3/01/15	3,300	3,560,964
Texas A & M Univ Series 2009 D 5.00%, 5/15/18	2,765	3,285,484

		12,305,059

Washington - 4.1%
Central Puget Sound WA RTA Series 2012P
5.00%, 2/01/27	2,125	2,483,849

	Principal Amount (000)	U.S. $ Value
Chelan Cnty WA PUD #1 Series 2011B 5.50%, 7/01/24	1,815	2,140,974
King Cnty WA GO 5.00%, 6/01/15	380	414,910
Washington Fed Hwy Grant 5.00%, 9/01/22	535	647,655
Series F 5.00%, 9/01/16	700	795,256

		6,482,644

Total Municipal Obligations (cost $80,582,997)		84,066,454

	Shares
COMMON STOCKS - 32.1%
Financials - 7.0%
Capital Markets - 0.9%
Affiliated Managers Group, Inc. (e)	1,720	282,080
BlackRock, Inc.-Class A	595	166,124
Credit Suisse Group AG (e)	2,694	79,625
Deutsche Bank AG (REG)	1,951	90,647
Goldman Sachs Group, Inc. (The)	900	145,872
Macquarie Group Ltd.	3,860	157,397
State Street Corp.	2,150	142,287
UBS AG (e)	20,553	360,623

		1,424,655

Commercial Banks – 1.8%
Banco do Brasil SA	10,100	118,646
Bank Hapoalim BM (e)	7,450	34,472
Bank of Montreal	1,540	91,160
Bank of Nova Scotia	770	43,849
Barclays PLC	14,550	69,696
BB&T Corp.	1,500	49,380
China Construction Bank Corp.-Class H	110,000	88,826
CIT Group, Inc. (e)	5,600	258,048
Fifth Third Bancorp	2,100	38,220
HSBC Holdings PLC	24,700	270,984
Industrial & Commercial Bank of China Ltd.-Class H	87,000	61,093
KB Financial Group, Inc.	3,958	128,472
KeyCorp	2,600	28,028
Lloyds Banking Group PLC (e)	49,170	45,701
Mitsubishi UFJ Financial Group, Inc.	27,400	159,016
National Australia Bank Ltd.	4,680	128,751
National Bank of Canada	800	58,869
Sberbank of Russia (Sponsored ADR)	19,985	244,617
Societe Generale SA	3,690	147,165
State Bank of India	1,780	64,302
Sumitomo Mitsui Financial Group, Inc.	2,000	78,960
SunTrust Banks, Inc.	1,000	32,090
Toronto-Dominion Bank (The)	1,160	93,975

Company	Shares	U.S. $ Value
US Bancorp/MN	2,700	94,662
Wells Fargo & Co.	11,300	458,215

		2,887,197

Consumer Finance - 0.4%
Capital One Financial Corp.	2,700	164,511
Discover Financial Services	4,200	199,122
Muthoot Finance Ltd.	20,050	49,044
Shriram Transport Finance Co., Ltd.	12,750	182,486

		595,163

Diversified Financial Services - 1.4%
Bank of America Corp.	31,300	427,558
BM&FBovespa SA	7,800	50,585
Citigroup, Inc.	8,550	444,514
IG Group Holdings PLC	15,692	137,184
ING Groep NV(e)	17,934	167,229
IntercontinentalExchange, Inc. (e)	3,150	539,311
JPMorgan Chase & Co.	6,900	376,671
ORIX Corp.	6,400	84,877

		2,227,929

Insurance - 1.7%
Admiral Group PLC	11,420	230,265
Aegon NV	11,931	81,403
AIA Group Ltd.	64,600	285,596
Allianz SE	420	64,876
American International Group, Inc. (e)	4,800	213,408
Aviva PLC	9,820	49,349
BB Seguridade Participacoes SA (e)	18,500	155,822
Berkshire Hathaway, Inc. (e)	1,050	119,773
Chubb Corp. (The)	1,000	87,100
Everest Re Group Ltd.	1,100	142,571
Fidelity National Financial, Inc.-Class A	5,000	131,550
Genworth Financial, Inc.-Class A (e)	4,900	52,969
Lancashire Holdings Ltd.	13,991	168,822
MetLife, Inc.	1,200	53,052
Muenchener Rueckversicherungs AG	300	55,957
PartnerRe Ltd.	1,900	172,235
Prudential PLC	14,960	251,644
Reinsurance Group of America, Inc.-Class A	1,600	105,424
Suncorp Group Ltd.	6,070	71,871
Torchmark Corp.	1,900	122,569
Travelers Cos., Inc. (The)	1,100	92,092
XL Group PLC	3,100	97,433

		2,805,781

Real Estate Investment Trusts (REITs) - 0.1%
GLP J-Reit	46	42,302
Mexico Real Estate Management SA de CV (e)	20,180	50,015
Stockland	20,780	72,064

		164,381

Real Estate Management & Development - 0.5%
China Overseas Land & Investment Ltd.	14,000	41,411
Daito Trust Construction Co., Ltd.	1,100	102,377

Company	Shares	U.S. $ Value
Evergrande Real Estate Group Ltd.	180,000	71,799
Global Logistic Properties Ltd.	91,000	201,257
Hang Lung Properties Ltd.	74,000	258,670
Mitsubishi Estate Co., Ltd.	4,000	98,548
New World Development Co., Ltd.	25,523	40,452

		814,514

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp.	17,380	276,412

		11,196,032

Consumer Discretionary - 5.1%
Auto Components - 0.4%
Cie Generale des Etablissements Michelin-Class B	1,470	128,287
GKN PLC	16,350	73,326
Lear Corp.	1,650	98,967
Magna International, Inc. (Toronto)-Class A	630	42,014
Nokian Renkaat OYJ	1,050	43,771
TRW Automotive Holdings Corp. (e)	2,050	129,867
Valeo SA	1,420	94,623

		610,855

Automobiles - 0.8%
Ford Motor Co.	15,500	243,040
Harley-Davidson, Inc.	2,722	148,458
Honda Motor Co., Ltd.	2,600	96,524
Kia Motors Corp.	2,040	105,864
Mazda Motor Corp. (e)	18,000	69,244
Nissan Motor Co., Ltd.	9,200	99,350
Renault SA	540	41,677
Toyota Motor Corp.	5,800	338,484
Volkswagen AG (Preference Shares)	680	147,683

		1,290,324

Distributors - 0.1%
Li & Fung Ltd.	152,000	211,338

Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	9,000	55,089
Estacio Participacoes SA	20,100	155,879
Kroton Educacional SA	1,700	24,391

		235,359

Hotels, Restaurants & Leisure - 0.6%
Ajisen China Holdings Ltd.	67,000	50,334
Autogrill SpA	2,580	33,777
Chipotle Mexican Grill, Inc.-Class A (e)	278	100,358
Galaxy Entertainment Group Ltd. (e)	17,000	88,248
Melco Crown Entertainment Ltd. (ADR) (e)	3,040	72,291
Melco International Development Ltd.	26,000	56,675
MGM Resorts International (e)	2,100	31,857
Sands China Ltd.	19,600	103,536
Sodexo	1,930	164,709
Starbucks Corp.	4,470	281,923

		983,708

Company	Shares	U.S. $ Value
Household Durables - 0.2%
PulteGroup, Inc. (e)	10,100	218,059
Sony Corp.	2,800	55,364

		273,423

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (e)	1,585	426,413
priceline.com, Inc. (e)	572	459,848

		886,261

Media - 1.2%
Comcast Corp.-Class A	15,700	630,355
Gannett Co., Inc.	2,400	51,600
Naspers Ltd.	1,790	131,780
News Corp.-Class A	4,900	157,339
Time Warner Cable, Inc.-Class A	1,250	119,387
Time Warner, Inc.	1,800	105,066
Viacom, Inc.-Class B	2,300	151,547
Virgin Media, Inc.	3,200	158,912
Walt Disney Co. (The)	7,010	442,191

		1,948,177

Multiline Retail - 0.1%
Macy’s, Inc.	3,800	183,692
Myer Holdings Ltd	13,440	31,278

		214,970

Specialty Retail - 0.7%
Belle International Holdings Ltd.	68,000	104,369
GameStop Corp.-Class A	4,300	142,588
Home Depot, Inc. (The)	550	43,263
Kingfisher PLC	7,170	37,354
L’Occitane International SA	16,250	42,664
Lowe’s Cos., Inc.	3,700	155,807
Nitori Holdings Co., Ltd.	350	27,541
O’Reilly Automotive, Inc. (e)	1,350	147,029
Shimamura Co., Ltd.	300	34,464
Staples, Inc.	1,300	19,500
TJX Cos., Inc.	4,100	207,501
Yamada Denki Co., Ltd.	2,610	98,451
Zhongsheng Group Holdings Ltd.	20,000	24,985

		1,085,516

Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA	2,070	183,031
LVMH Moet Hennessy Louis Vuitton SA	150	26,497
Samsonite International SA	12,100	31,330
VF Corp.	940	172,828

		413,686

		8,153,617

Information Technology - 4.5%
Communications Equipment - 0.3%
Cisco Systems, Inc.	2,900	69,832
F5 Networks, Inc. (e)	1,470	122,319

Company	Shares	U.S. $ Value
Harris Corp.	2,000	100,260
QUALCOMM, Inc.	2,815	178,696

		471,107

Computers & Peripherals - 0.8%
Apple, Inc.	1,618	727,582
Dell, Inc.	2,300	30,705
EMC Corp./MA (e)	2,485	61,529
Fujitsu Ltd.	20,000	82,794
Hewlett-Packard Co.	13,100	319,902

		1,222,512

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.-Class A	1,670	130,093
LG Display Co., Ltd. (e)	7,050	194,102

		324,195

Internet Software & Services - 1.1%
Baidu, Inc. (Sponsored ADR) (e)	2,031	196,276
eBay, Inc. (e)	8,389	453,845
Facebook, Inc. (e)	8,510	207,218
Google, Inc.-Class A (e)	732	637,140
LinkedIn Corp. (e)	790	132,349
Telecity Group PLC	6,530	95,566
Tencent Holdings Ltd.	1,500	58,964

		1,781,358

IT Services - 0.5%
Cognizant Technology Solutions Corp.-Class A (e)	8,800	568,920
Visa, Inc.-Class A	1,485	264,538

		833,458

Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.	12,900	196,080
Micron Technology, Inc. (e)	5,500	64,240
Samsung Electronics Co., Ltd.	160	215,578
Samsung Electronics Co., Ltd. (Preference Shares)	520	450,873
SK Hynix, Inc. (e)	4,730	132,686
Sumco Corp.	5,400	64,764
Taiwan Semiconductor Manufacturing Co., Ltd. (e)	21,000	76,358
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	6,500	121,290
Tokyo Electron Ltd.	1,100	54,107

		1,375,976

Software - 0.7%
ANSYS, Inc. (e)	3,576	266,412
Citrix Systems, Inc. (e)	5,235	336,872
Dassault Systemes SA	240	30,082
Electronic Arts, Inc. (e)	2,900	66,671
Nintendo Co., Ltd.	400	39,503
Red Hat, Inc. (e)	1,810	87,296
SAP AG	1,308	97,888

Company	Shares	U.S. $ Value
SolarWinds, Inc. (e)	1,256	52,941
Symantec Corp. (e)	6,000	134,340

		1,112,005

		7,120,611

Health Care - 3.8%
Biotechnology - 1.1%
Actelion Ltd. (e)	2,560	152,914
Biogen Idec, Inc. (e)	3,294	782,292
Celgene Corp. (e)	3,580	442,667
Gilead Sciences, Inc. (e)	3,250	177,060
Quintiles Transnational Holdings, Inc. (e)	2,050	90,282
Vertex Pharmaceuticals, Inc. (e)	1,570	126,087

		1,771,302

Health Care Equipment & Supplies - 0.4%
IDEXX Laboratories, Inc. (e)	1,305	107,584
Intuitive Surgical, Inc. (e)	819	407,477
Medtronic, Inc.	3,780	192,818

		707,879

Health Care Providers & Services - 0.7%
Aetna, Inc.	2,700	163,026
Health Net, Inc./CA (e)	2,700	86,049
McKesson Corp.	1,000	113,860
Odontoprev SA	4,700	22,032
UnitedHealth Group, Inc.	5,927	371,208
WellPoint, Inc.	3,600	277,092

		1,033,267

Life Sciences Tools & Services - 0.2%
Eurofins Scientific (e)	321	62,481
Illumina, Inc. (e)	2,150	151,188
Mettler-Toledo International, Inc. (e)	282	61,549

		275,218

Pharmaceuticals - 1.4%
AbbVie, Inc.	300	12,807
Allergan, Inc./United States	4,164	414,276
GlaxoSmithKline PLC	10,770	278,654
Johnson & Johnson	3,300	277,794
Merck & Co., Inc.	6,800	317,560
Novartis AG	1,270	90,973
Pfizer, Inc.	19,000	517,370
Roche Holding AG	840	208,266
Roche Holding AG (Sponsored ADR)	1,800	112,212
Sun Pharmaceutical Industries Ltd.	3,730	68,492

		2,298,404

		6,086,070

Industrials - 3.6%
Aerospace & Defense - 0.9%
Boeing Co. (The)	5,440	538,669

Company	Shares	U.S. $ Value
European Aeronautic Defence and Space Co. NV	2,370	136,466
Northrop Grumman Corp.	700	57,673
Precision Castparts Corp.	2,388	510,841
Safran SA	1,460	77,605
Zodiac Aerospace	580	76,402

		1,397,656

Airlines - 0.2%
Delta Air Lines, Inc. (e)	7,300	131,473
Japan Airlines Co., Ltd.	1,400	71,761
Qantas Airways Ltd. (e)	50,420	76,269
Turk Hava Yollari	7,270	33,691

		313,194

Building Products - 0.0%
Asahi Glass Co., Ltd.	7,000	49,821

Commercial Services & Supplies - 0.1%
Aggreko PLC	1,510	40,615
Edenred	2,288	72,750
Stericycle, Inc. (e)	1,045	114,699

		228,064

Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	4,290	106,384

Electrical Equipment - 0.3%
AMETEK, Inc.	2,721	117,411
Roper Industries, Inc.	949	117,885
Sumitomo Electric Industries Ltd.	12,900	154,311

		389,607

Industrial Conglomerates - 0.5%
Danaher Corp.	6,136	379,327
General Electric Co.	18,400	429,088
Siemens AG	370	39,003

		847,418

Machinery - 0.6%
Cummins, Inc.	1,050	125,612
FANUC Corp.	900	132,538
Flowserve Corp.	1,641	275,901
Illinois Tool Works, Inc.	2,100	147,273
Komatsu Ltd.	6,500	162,771
Parker Hannifin Corp.	225	22,446
Timken Co.	2,000	113,520

		980,061

Professional Services - 0.7%
Bureau Veritas SA	1,963	226,879
Capita PLC	22,388	326,165
Intertek Group PLC	7,121	346,189
Qualicorp SA (e)	2,700	23,889
SGS SA	58	129,968

		1,053,090

Company	Shares	U.S. $ Value
Road & Rail - 0.1%
Canadian National Railway Co.	460	46,681
Globaltrans Investment PLC (Sponsored GDR) (f)	5,790	88,008
Tokyu Corp.	5,000	31,125

		165,814

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	4,200	72,586
WW Grainger, Inc.	355	91,391

		163,977

		5,695,086

Energy - 3.0%
Energy Equipment & Services - 1.0%
Aker Solutions ASA	4,860	71,616
AMEC PLC	4,941	76,361
Diamond Offshore Drilling, Inc.	2,000	137,620
Halliburton Co.	2,350	98,348
Helix Energy Solutions Group, Inc. (e)	1,700	40,562
Helmerich & Payne, Inc.	2,100	129,654
Nabors Industries Ltd.	5,300	84,853
National Oilwell Varco, Inc.	1,820	127,946
Oceaneering International, Inc.	3,486	252,665
Schlumberger Ltd.	4,967	362,740
Seadrill Ltd.	1,940	78,463
Technip SA	906	100,714

		1,561,542

Oil, Gas & Consumable Fuels - 2.0%
BP PLC	27,720	198,120
BP PLC (Sponsored ADR)	2,050	87,965
Cameco Corp.	3,040	66,093
Canadian Natural Resources Ltd.	1,620	48,284
Chevron Corp.	3,500	429,625
China Petroleum & Chemical Corp.-Class H	60,000	61,343
ENI SpA	3,920	89,147
EOG Resources, Inc.	884	114,124
Exxon Mobil Corp.	9,500	859,465
Gazprom OAO (Sponsored ADR)	13,780	104,315
HollyFrontier Corp.	400	19,800
LUKOIL OAO (London) (Sponsored ADR)	810	47,426
Marathon Petroleum Corp.	2,400	198,000
Noble Energy, Inc.	3,180	183,327
NovaTek OAO (Sponsored GDR) (f)	1,170	130,629
Petroleo Brasileiro SA (Sponsored ADR)	5,650	105,316
Phillips 66	800	53,256
Royal Dutch Shell PLC (ADR)	1,850	122,784
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	3,708	123,818
Suncor Energy, Inc. (Toronto)	1,720	52,177
Valero Energy Corp.	4,300	174,709

		3,269,723

		4,831,265

Company	Shares	U.S. $ Value
Consumer Staples - 2.6%
Beverages - 0.1%
Anheuser-Busch InBev NV	840	77,352
Asahi Group Holdings Ltd.	3,000	71,931

		149,283

Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	1,720	188,632
Jeronimo Martins SGPS SA	6,794	144,953
Koninklijke Ahold NV	8,110	131,495
Kroger Co. (The)	6,850	230,640
Olam International Ltd.	206,136	284,698
Tesco PLC	7,020	38,872
Tsuruha Holdings, Inc.	300	24,154
WM Morrison Supermarkets PLC	18,810	78,135

		1,121,579

Food Products - 0.3%
Danone SA	550	40,609
Hershey Co. (The)	2,850	253,964
Tyson Foods, Inc.-Class A	6,800	170,000
Unilever PLC	2,379	99,931

		564,504

Household Products - 0.2%
Henkel AG & Co. KGaA	2,140	174,064
LG Household & Health Care Ltd.	90	49,473
Procter & Gamble Co. (The)	1,970	151,217

		374,754

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The)-Class A	4,180	283,321

Tobacco - 1.1%
Altria Group, Inc.	3,500	126,350
British American Tobacco PLC	9,035	496,461
Imperial Tobacco Group PLC	3,410	122,367
Japan Tobacco, Inc.	13,400	456,042
KT&G Corp.	580	40,868
Philip Morris International, Inc.	5,299	481,732

		1,723,820

		4,217,261

Materials - 1.4%
Chemicals - 0.7%
Arkema SA	870	89,497
Axiall Corp.	1,700	73,355
BASF SE	420	40,705
Filtrona PLC	12,296	129,576
Huntsman Corp.	6,900	134,205
Koninklijke DSM NV	1,170	76,764
LyondellBasell Industries NV	2,900	193,285
Monsanto Co.	3,584	360,694
Teijin Ltd.	16,000	36,187

		1,134,268

Company	Shares	U.S. $ Value
Construction Materials - 0.1%
Boral Ltd.	8,270	35,727
Grasim Industries Ltd. (GDR) (f)	621	31,385
Holcim Ltd. (e)	360	27,922
Semen Indonesia Persero Tbk PT	44,000	80,662

		175,696

Containers & Packaging - 0.1%
Rock Tenn Co.	1,300	128,414

Metals & Mining - 0.5%
Anglo American PLC	2,520	57,739
BHP Billiton PLC	5,730	164,767
Dowa Holdings Co., Ltd.	5,000	41,463
Goldcorp, Inc.	2,570	76,276
KGHM Polska Miedz SA	1,260	56,291
Kinross Gold Corp.	7,840	51,422
MMC Norilsk Nickel OJSC (ADR)	8,680	125,686
Rio Tinto PLC	2,760	117,882
Vale SA (Sponsored ADR) (Local Preference Shares)	8,950	120,646

		812,172

		2,250,550

Utilities - 0.6%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	1,330	60,940
Edison International	3,000	137,820
EDP-Energias de Portugal SA	23,080	74,430
Electricite de France SA	3,430	77,834
NV Energy, Inc.	8,700	203,928

		554,952

Gas Utilities - 0.1%
Atmos Energy Corp.	2,650	111,883

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	9,867	124,433

Multi-Utilities - 0.1%
Centrica PLC	12,920	74,299
DTE Energy Co.	425	28,309
National Grid PLC	5,880	69,916
NiSource, Inc.	1,700	48,841

		221,365

		1,012,633

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	4,200	146,958
Nippon Telegraph & Telephone Corp.	3,600	177,552
TDC A/S	8,750	68,416
Vivendi SA	3,745	73,299

		466,225

Wireless Telecommunication Services - 0.2%
China Mobile Ltd.	6,500	68,524

Company	Shares	U.S. $ Value
Turkcell Iletisim Hizmetleri AS (e)	6,030	37,107
Vodafone Group PLC	48,907	141,738
Vodafone Group PLC (Sponsored ADR)	2,200	63,690

		311,059

		777,284

Total Common Stocks (cost $40,646,794)		51,340,409

INVESTMENT COMPANIES - 14.3%
Funds and Investment Trusts - 14.3%
AllianceBernstein Pooling Portfolios-Volatility Management Portfolio* (cost $20,618,528)	1,995,014	22,783,060

WARRANTS - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (e)	16,109	36,286

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 12/03/17 (e)	30,477	11,124

Total Warrants (cost $27,448)		47,410

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.0%
Industrial - 0.0%
Consumer Non-Cyclical - 0.0%
Olam International Ltd.
6.75%, 1/29/18 (f) (cost $30,433)	$32	31,474

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.09% (g) (cost $456,337)	456,337	456,337

U.S. $ Value

Total Investments - 99.3%
(cost $142,362,537) (h)	$158,725,144
Other assets less liabilities - 0.7% (i)	1,045,699

Net Assets - 100.0%	$159,770,843

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	2	June 2013	$68,708	$72,110	$3,402

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	441	USD	427	8/16/13	$6,758
BNP Paribas SA	KRW	505,998	USD	457	8/16/13	11,342
Canadian Imperial Bank of Commerce	CAD	361	USD	350	8/16/13	2,039
Credit Suisse International	JPY	39,908	USD	403	8/16/13	5,720
Credit Suisse International	USD	497	GBP	327	8/16/13	(85)
Deutsche Bank AG London	USD	510	SEK	3,340	8/16/13	(6,630)
Goldman Sachs Capital Markets LP	GBP	311	USD	482	8/16/13	9,741
HSBC BankUSA	HKD	4,151	USD	535	8/16/13	206
HSBC BankUSA	JPY	73,952	USD	746	8/16/13	9,158
JPMorgan Chase Bank, NA	GBP	974	USD	1,506	8/16/13	26,518
JPMorgan Chase Bank, NA	USD	829	CAD	835	8/16/13	(24,817)
Royal Bank of Scotland PLC	JPY	52,352	USD	534	8/16/13	12,770
Societe Generale	USD	687	AUD	680	8/16/13	(39,321)
State Street Bank & Trust Co.	AUD	318	USD	307	8/16/13	4,676
State Street Bank & Trust Co.	CAD	81	USD	80	8/16/13	1,698
State Street Bank & Trust Co.	CHF	43	USD	44	8/16/13	(843)
State Street Bank & Trust Co.	EUR	100	USD	131	8/16/13	1,056
State Street Bank & Trust Co.	JPY	42,197	USD	426	8/16/13	5,954
State Street Bank & Trust Co.	USD	224	AUD	217	8/16/13	(17,138)
State Street Bank & Trust Co.	USD	83	CHF	78	8/16/13	(1,404)
State Street Bank & Trust Co.	USD	54	EUR	41	8/16/13	(434)
State Street Bank & Trust Co.	USD	532	GBP	347	8/16/13	(5,458)
State Street Bank & Trust Co.	USD	186	JPY	19,006	8/16/13	3,738
State Street Bank & Trust Co.	USD	74	NOK	433	8/16/13	(297)
State Street Bank & Trust Co.	USD	254	NZD	299	8/16/13	(17,189)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	292	SEK	1,909	8/16/13	$(4,397)
State Street Bank & Trust Co.	USD	209	SGD	258	8/16/13	(5,079)

						$(21,718)

INFLATION (CPI) SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,800	1/31/27	2.628%	CPI	#	$(13,500)
Barclays Bank PLC	2,000	1/31/19	2.385%	CPI	#	(26,622)
Citibank, NA	300	5/24/23	2.533%	CPI	#	(1,759)
Goldman Sachs International	1,400	1/31/22	2.515%	CPI	#	(16,490)
Goldman Sachs International	6,000	1/31/15	1.990%	CPI	#	(29,905)
Morgan Stanley Capital Services LLC	250	4/16/23	2.690%	CPI	#	(5,543)

						$(93,819)

*	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Variable rate coupon, rate shown as of May 31, 2013.
(d)	Fair valued by the Adviser.
(e)	Non-income producing security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate market value of these securities amounted to $281,496 or 0.2% of net assets.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,096,570 and gross unrealized depreciation of investments was $(1,733,963), resulting in net unrealized appreciation of $16,362,607.
(i)	An amount of U.S.$5,475 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2013.

As of May 31, 2013, the Strategy held 53.0% of its total investments in municipal bonds. Of the total investments in municipal bonds, 23.3% is insured (25.5% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro

GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:
ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
OJSC	-	Open Joint Stock Company
PCR	-	Pollution Control Revenue Bond
PUD	-	Public Utility District
REG	-	Registered Shares
RTA	-	Regional Transportation Authority
SD	-	School District

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Municipal Obligations	$	– 0	–	$82,416,517	$1,649,937^		$84,066,454
Common Stocks:
Financials		5,899,790		5,296,242	– 0	–	11,196,032
Consumer Discretionary		5,541,768		2,611,849	– 0	–	8,153,617
Information Technology		5,527,346		1,593,265	– 0	–	7,120,611
Health Care		5,180,570		905,500	– 0	–	6,086,070
Industrials		3,331,787		2,363,299	– 0	–	5,695,086
Energy		3,975,106		856,159	– 0	–	4,831,265
Consumer Staples		2,071,677		2,145,584	– 0	–	4,217,261
Materials		1,295,368		955,182	– 0	–	2,250,550
Utilities		716,154		296,479	– 0	–	1,012,633

Telecommunication Services	210,648		566,636		– 0	–	777,284
Investment Companies	22,783,060		– 0	–	– 0	–	22,783,060
Warrants	11,124		– 0	–	36,286		47,410
Corporates - Non-Investment Grades	– 0	–	– 0	–	31,474		31,474
Short-Term Investments	456,337		– 0	–	– 0	–	456,337

Total Investments in Securities	57,000,735		100,006,712+		1,717,697		158,725,144
Other Financial Instruments* :
Assets:
Futures Contracts	– 0	–	3,402		– 0	–	3,402
Forward Currency Exchange Contracts	– 0	–	101,929		– 0	–	101,929
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(123,647)		– 0	–	(123,647)
Inflation (CPI) Swap Contracts	– 0	–	(93,819)		– 0	–	(93,819)

Total++	$57,000,735		$99,894,577		$1,717,697		$158,613,009

^	The strategy held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Municipal Obligations^		Warrants		Corporates - Non- Investment Grades
Balance as of 8/31/12	$2,235,330		$15,465		$	– 0	–
Accrued discounts/(premiums)	2,723		– 0	–		152
Realized gain (loss)	(40,829)		– 0	–		786
Change in unrealized appreciation/depreciation	45,413		10,216			1,041
Purchases	– 0	–	10,605			55,942
Sales	(592,700)		– 0	–		(26,447)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 5/31/13	$1,649,937		$36,286			$31,474

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$(34,467)		$10,216			$1,041

	Total
Balance as of 8/31/12	$2,250,795
Accrued discounts/(premiums)	2,875
Realized gain (loss)	(40,043)
Change in unrealized appreciation/depreciation	56,670
Purchases	66,547
Sales	(619,147)
Transfers in to Level 3	– 0 –
Transfers out of Level 3	– 0 –

Balance as of 5/31/13	$1,717,697

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$(23,210)

^	The Strategy held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at May 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Municipal Obligations	$ 1,649,737	Third Party Vendor	Evaluated Quotes	$30.00 - $104.83/ $76.30
	$0.00	Qualitative Assesment		$0.00
Warrants	$36,286	Indicative Market Quotations	Broker Quotes	$2.25/ N/A
Corporates - Non-Investment Grades	$31,474	Third Party Vendor	Evaluated Quotes	$98.55/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

21

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

Portfolio of Investments

May 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 69.0%
Long-Term Municipal Bonds - 69.0%
Alabama - 0.9%
Alabama Pub Sch & Clg Auth 5.00%, 12/01/15	$575	$636,956

Alaska - 1.3%
Anchorage AK GO Series 2012B 5.00%, 8/01/15	775	850,555

Arizona - 2.1%
Arizona Trans Brd Fed Hwy Grant AMBAC Series 2004B 5.00%, 7/01/14 (Pre-refunded/ETM)	565	593,657
Arizona Trnsp Brd Hwy Series 2011A 5.00%, 7/01/24	675	801,448

		1,395,105

Colorado - 3.9%
Denver City & County Board of Wtr Commissioners Series 2012B 5.00%, 12/15/15	800	892,248
Denver CO City & Cnty Arpt (Denver Intl Airport) Series 2011A 5.25%, 11/15/18	500	595,940
Series 2011B 4.00%, 11/15/14	500	524,115
Denver CO Urban Renewal Auth (Stapleton) Series 2013A 5.00%, 12/01/16	305	345,604
Mun Subdist No CO Wtr Conserv Dist AMBAC Series 2007J 5.00%, 12/01/14	230	244,658

		2,602,565

District of Columbia - 0.5%
Metro Washington Arpt Auth VA Series 2010B 5.00%, 10/01/16	275	312,400

Florida - 8.4%
Broward Cnty FL Arpt Sys (Fort Lauderdale Hollywood Intl Arpt FL) Series 2012Q 5.00%, 10/01/24	205	238,843
Florida Brd of Ed Lottery Series 2012A 3.00%, 7/01/14	490	504,259
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax) Series 2008B 5.25%, 7/01/16-7/01/17	910	1,042,251
Florida GO 5.00%, 7/01/17	550	641,889

	Principal Amount (000)	U.S. $ Value
Florida Hurricane Catastr Fd Fin Corp. Series 2008A 5.00%, 7/01/14	130	136,507
Series 2010A 5.00%, 7/01/16	365	412,143
Jacksonville FL Spl Rev Appropriation 5.00%, 10/01/19	1,140	1,359,302
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL) 3.00%, 11/15/15	200	205,036
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport) Series 2012A 4.00%, 10/01/15	375	402,551
Orlando & Orange Cnty Expwy Auth FL Series 2013B 5.00%, 7/01/22	155	185,304
Sunshine St Govtl Fing Commn FL (Miami-Dade Cnty FL Non-Ad Valorem) 5.00%, 9/01/13	410	414,416

		5,542,501

Georgia - 3.2%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt) 5.00%, 1/01/14	475	487,364
Fulton Cnty GA Dev Auth (Robert W. Woodruff Arts Ctr) Series 2009 B 5.25%, 3/15/24	305	341,829
Georgia Mun Elec Auth Series 2008A 5.25%, 1/01/17	190	218,266
Series 2012B 5.00%, 1/01/18	555	643,989
Main Street Nat Gas, Inc. (JP Morgan Chase) Series A 5.00%, 3/15/17	385	430,538

		2,121,986

Illinois - 3.1%
Chicago IL Wtr 5.00%, 11/01/25	620	720,397
Illinois Finance Auth (Illinois Unemployment) Series 2012B 5.00%, 6/15/19	255	276,606
Illinois GO 5.00%, 8/01/15	385	418,618
AMBAC Series B 5.00%, 3/01/14	600	619,566

		2,035,187

	Principal Amount (000)	U.S. $ Value
Indiana - 0.9%
Indiana Bond Bank Gas (JP Morgan Chase) Series 2007A 5.25%, 10/15/20	150	175,157
Indiana Finance Auth (Indiana SRF) 5.00%, 2/01/27	275	318,678
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.) NPFGC 5.60%, 11/01/16	75	83,061

		576,896

Louisiana - 1.4%
Louisiana Gas & Fuels Tax Series 2012A 5.00%, 5/01/27	135	157,568
Morehouse Parish LA PCR (International Paper Co.) Series 2001A 5.25%, 11/15/13	265	270,329
New Orleans LA GO NPFGC 5.25%, 12/01/20	450	487,391

		915,288

Maryland - 0.6%
Baltimore MD GO Series 2013B 5.00%, 10/15/15	350	386,221

Massachusetts - 3.1%
Massachusetts GO AGM Series 2006C 2.354%, 11/01/19 (a)	300	314,295
Series 2011B 4.00%, 8/01/13	1,115	1,121,712
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) Series 2008 5.00%, 7/01/16	540	599,114

		2,035,121

Michigan - 3.7%
Detroit MI City SD GO Series 2012A 4.00%, 5/01/14	145	149,405
Detroit MI Swr Disp AGM 0.79%, 7/01/32 (b)	410	354,757
Michigan Fin Auth (Michigan Unemployment) 5.00%, 7/01/20
Series 2012A 5.00%, 7/01/14	915 845	1,095,502 888,323

		2,487,987

	Principal Amount (000)	U.S. $ Value
Missouri - 3.0%
Bi-State Dev Agy MO (St. Louis MO City & Cnty Sales Tax) Series 2010B 4.00%, 10/15/13	630	638,127
Springfield MO Pub Util 5.00%, 12/01/14	850	905,224
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt) 5.50%, 7/01/16	375	423,128

		1,966,479

Nevada - 2.2%
Clark Cnty NV SD GO NPFGC Series 2003D 5.50%, 6/15/13	780	781,310
Nevada GO Series 2008C 5.00%, 6/01/15 (c)	260	283,507
Nevada Hwy Motor Veh Fuel Tax 5.00%, 12/01/16	325	372,476

		1,437,293

New Jersey - 1.0%
New Jersey EDA (New Jersey Cigarette Tax) 5.00%, 6/15/16	330	364,063
New Jersey EDA (New Jersey Trnst Pj Lease) Series 2008A 5.00%, 5/01/17	250	287,067

		651,130

New Mexico - 0.7%
New Mexico Severance Tax Series 2010D 4.00%, 7/01/13	500	501,445

New York - 5.9%
Metropolitan Trnsp Auth NY Series 2012D 4.00%, 11/15/15	625	677,281
Series 2012F 5.00%, 11/15/23	175	206,754
New York NY GO Series C 5.25%, 8/01/17	160	187,610
New York NY Trnsl Fin Auth Series 2012B 5.00%, 11/01/15	780	866,408
New York St Dormitory Auth (New York St Lease CUNY) Series 2008B 5.00%, 7/01/16	150	169,277

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Lease Svc Contract) Series 2009A 5.00%, 7/01/18	1,000	1,183,740
New York St Thruway Auth (New York St Pers Income Tax) Series 2008A 5.00%, 3/15/18	270	318,462
New York St Thruway Auth (New York St Thruway Auth Ded Tax) Series 2008B 5.00%, 4/01/16	280	314,423

		3,923,955

North Carolina - 1.3%
North Carolina GO Series 2013E 5.00%, 5/01/16	240	271,337
North Carolina Turnpike Auth 4.00%, 7/01/14	580	602,701

		874,038

Ohio - 2.2%
Cleveland OH Arpt Sys AMBAC Series 2006A 5.00%, 1/01/16	490	537,937
Cleveland OH Mun SD GO AGM 5.25%, 6/01/14 (Pre-refunded/ETM)	585	613,811
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease) Series 2010F 5.25%, 12/01/25	285	327,519

		1,479,267

Pennsylvania - 4.9%
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment) Series 2012A 5.00%, 7/01/17	905	1,058,569
Pennsylvania GO Series 2010A 5.00%, 5/01/14	280	292,152
Pennsylvania IDA (Pennsylvania IDA Econ Dev) 5.00%, 7/01/15	655	710,570
Philadelphia PA Parking Auth (Philadelphia Airport Parking) Series 2009 5.125%, 9/01/22	800	901,520
Pittsburgh PA GO 5.00%, 9/01/14	285	299,980

		3,262,791

Puerto Rico - 2.0%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/21	300	311,013

	Principal Amount (000)	U.S. $ Value
Puerto Rico GO FGIC Series 2002A 5.50%, 7/01/18	120	128,755
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) AMBAC Series 2007N 3.098%, 7/01/28 (a)	280	211,067
Puerto Rico Sales Tax Fin Corp. Series 2009 A 5.50%, 8/01/23	605	676,783

		1,327,618

Rhode Island - 1.1%
Rhode Island Higher Ed Svgs Tr (Rhode Island DOT Fed Hwy Grant) AGC Series 2009A 5.25%, 6/15/18	600	707,934

Texas - 8.3%
Dallas Fort Worth TX Intl Arpt Series 2009A 5.00%, 11/01/15	1,010	1,116,484
Denton TX ISD GO Series 2012A 2.125%, 8/01/42	180	184,930
Houston TX ISD GO 2.00%, 6/01/29	450	456,426
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.) Series 2007 5.50%, 8/01/22	460	547,800
San Antonio TX Elec & Gas Series 2012B 2.00%, 12/01/27	635	657,073
San Antonio TX Wtr NPFGC-RE 5.50%, 5/15/16	1,220	1,393,826
Spring TX ISD GO 5.00%, 8/15/24	600	709,014
Tarrant TX Regional WTR Dist Series 2012A 5.00%, 3/01/15	385	416,216

		5,481,769

Washington - 3.3%
Energy Northwest WA (Bonneville Power Admin) Series 2012A 5.00%, 7/01/19	620	747,088
King Cnty WA GO 5.00%, 6/01/15	550	600,528
Washington St GO Series 2013R 5.00%, 7/01/17	715	833,511

		2,181,127

Company	Shares	U.S. $ Value
Total Municipal Obligations (cost $44,214,481)		45,693,614

COMMON STOCKS - 19.7%
Financials - 4.3%
Capital Markets - 0.6%
Affiliated Managers Group, Inc. (d)	480	78,720
BlackRock, Inc.-Class A	131	36,575
Credit Suisse Group AG (d)	674	19,921
Deutsche Bank AG (REG)	461	21,419
Macquarie Group Ltd.	950	38,738
Morgan Stanley	2,800	72,520
State Street Corp.	900	59,562
UBS AG (d)	5,243	91,993

		419,448

Commercial Banks - 1.1%
Banco do Brasil SA	2,700	31,717
Bank Hapoalim BM (d)	2,080	9,625
Bank of Montreal	380	22,494
Bank of Nova Scotia	190	10,820
Barclays PLC	4,150	19,879
BB&T Corp.	475	15,637
China Construction Bank Corp.-Class H	27,000	21,803
CIT Group, Inc. (d)	1,490	68,659
HSBC Holdings PLC	6,270	68,788
Industrial & Commercial Bank of China Ltd.-Class H	21,000	14,747
KB Financial Group, Inc.	979	31,777
KeyCorp	650	7,007
Lloyds Banking Group PLC (d)	11,760	10,930
Mitsubishi UFJ Financial Group, Inc.	6,500	37,723
National Australia Bank Ltd.	1,080	29,712
National Bank of Canada	210	15,453
Regions Financial Corp.	900	8,217
Sberbank of Russia (Sponsored ADR)	5,004	61,249
Societe Generale SA	958	38,207
State Bank of India	430	15,534
Sumitomo Mitsui Financial Group, Inc.	500	19,740
SunTrust Banks, Inc.	325	10,429
Toronto-Dominion Bank (The)	260	21,063
US Bancorp/MN	565	19,809
Wells Fargo & Co.	2,800	113,540

		724,559

Consumer Finance - 0.3%
Capital One Financial Corp.	1,320	80,428
Discover Financial Services	1,100	52,151
Muthoot Finance Ltd.	5,480	13,404
Shriram Transport Finance Co., Ltd.	3,290	47,089

		193,072

Diversified Financial Services - 0.8%
Bank of America Corp.	8,200	112,012
BM&FBovespa SA	1,900	12,322
Citigroup, Inc.	2,175	113,078
IG Group Holdings PLC	4,023	35,170

Company	Shares	U.S. $ Value
ING Groep NV (d)	4,270	39,817
IntercontinentalExchange, Inc. (d)	804	137,653
JPMorgan Chase & Co.	2,000	109,180
ORIX Corp.	1,500	19,893

		579,125

Insurance - 1.0%
Admiral Group PLC	2,977	60,026
Aegon NV	2,893	19,738
AIA Group Ltd.	16,400	72,504
Allianz SE	100	15,447
American International Group, Inc. (d)	1,000	44,460
Aviva PLC	2,900	14,573
BB Seguridade Participacoes SA (d)	4,800	40,430
Berkshire Hathaway, Inc. (d)	300	34,221
Chubb Corp. (The)	600	52,260
Everest Re Group Ltd.	250	32,403
Fidelity National Financial, Inc.-Class A	1,100	28,941
Genworth Financial, Inc.-Class A (d)	1,200	12,972
Lancashire Holdings Ltd.	3,670	44,284
MetLife, Inc.	200	8,842
Muenchener Rueckversicherungs AG	65	12,124
PartnerRe Ltd.	475	43,059
Prudential PLC	3,850	64,761
Reinsurance Group of America, Inc.-Class A	475	31,298
Suncorp Group Ltd.	1,400	16,576
Travelers Cos., Inc. (The)	275	23,023

		671,942

Real Estate Investment Trusts (REITs) - 0.1%
GLP J-Reit	7	6,437
Mexico Real Estate Management SA de CV (d)	6,150	15,243
Stockland	4,720	16,369

		38,049

Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd.	2,000	5,916
Daito Trust Construction Co., Ltd.	300	27,921
Evergrande Real Estate Group Ltd.	49,000	19,545
Global Logistic Properties Ltd.	25,000	55,291
Hang Lung Properties Ltd.	19,000	66,415
Mitsubishi Estate Co., Ltd.	600	14,782
New World Development Co., Ltd.	5,280	8,368

		198,238

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	2,980	47,394

		2,871,827

Consumer Discretionary - 3.2%
Auto Components - 0.2%
Cie Generale des Etablissements Michelin-Class B	400	34,908
GKN PLC	4,390	19,688
Lear Corp.	425	25,492
Magna International, Inc. (Toronto)-Class A	160	10,670

Company	Shares	U.S. $ Value
Nokian Renkaat OYJ	300	12,506
TRW Automotive Holdings Corp. (d)	375	23,756
Valeo SA	360	23,989

		151,009

Automobiles - 0.5%
Ford Motor Co.	3,900	61,152
Harley-Davidson, Inc.	705	38,451
Honda Motor Co., Ltd.	700	25,987
Kia Motors Corp.	560	29,060
Mazda Motor Corp. (d)	5,000	19,234
Nissan Motor Co., Ltd.	2,400	25,918
Renault SA	140	10,805
Toyota Motor Corp.	1,500	87,539
Volkswagen AG (Preference Shares)	170	36,921

		335,067

Distributors - 0.1%
Li & Fung Ltd.	40,000	55,615

Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	2,100	12,854
Estacio Participacoes SA	5,100	39,551
Kroton Educacional SA	500	7,174

		59,579

Hotels, Restaurants & Leisure - 0.4%
Ajisen China Holdings Ltd.	18,000	13,523
Autogrill SpA	810	10,604
Chipotle Mexican Grill, Inc.-Class A (d)	74	26,714
Galaxy Entertainment Group Ltd. (d)	4,000	20,764
Melco Crown Entertainment Ltd. (ADR) (d)	840	19,975
Melco International Development Ltd.	6,000	13,079
MGM Resorts International (d)	800	12,136
Sands China Ltd.	5,200	27,469
Sodexo	500	42,671
Starbucks Corp.	1,135	71,584

		258,519

Household Durables - 0.1%
PulteGroup, Inc. (d)	2,600	56,134
Sony Corp.	700	13,841

		69,975

Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (d)	390	104,922
priceline.com, Inc. (d)	147	118,178

		223,100

Media - 0.7%
Comcast Corp.-Class A	4,180	167,827
Gannett Co., Inc.	600	12,900
Naspers Ltd.	460	33,865
News Corp.-Class A	1,525	48,968
Time Warner Cable, Inc.-Class A	325	31,041
Viacom, Inc.-Class B	600	39,534

Company	Shares	U.S. $ Value
Virgin Media, Inc.	750	37,245
Walt Disney Co. (The)	1,783	112,471

		483,851

Multiline Retail - 0.1%
Macy’s, Inc.	1,000	48,340
Myer Holdings Ltd	3,240	7,540
Target Corp.	225	15,638

		71,518

Specialty Retail - 0.4%
Belle International Holdings Ltd.	18,000	27,627
GameStop Corp.-Class A	1,200	39,792
Home Depot, Inc. (The)	200	15,732
Kingfisher PLC	2,230	11,618
L’Occitane International SA	4,500	11,815
Lowe’s Cos., Inc.	850	35,793
Nitori Holdings Co., Ltd.	100	7,869
O’Reilly Automotive, Inc. (d)	293	31,911
Shimamura Co., Ltd.	100	11,488
TJX Cos., Inc.	1,200	60,732
Yamada Denki Co., Ltd.	620	23,387
Zhongsheng Group Holdings Ltd.	4,500	5,621

		283,385

Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	530	46,863
LVMH Moet Hennessy Louis Vuitton SA	30	5,299
Samsonite International SA	3,300	8,545
VF Corp.	252	46,333

		107,040

		2,098,658

Information Technology - 2.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.	700	16,856
F5 Networks, Inc. (d)	373	31,037
Harris Corp.	475	23,812
QUALCOMM, Inc.	731	46,404

		118,109

Computers & Peripherals - 0.5%
Apple, Inc.	426	191,564
Dell, Inc.	450	6,008
EMC Corp./MA (d)	1,003	24,834
Fujitsu Ltd.	5,000	20,698
Hewlett-Packard Co.	3,510	85,714

		328,818

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.-Class A	435	33,886
LG Display Co., Ltd. (d)	1,800	49,558

		83,444

Company	Shares	U.S. $ Value
Internet Software & Services - 0.7%
Baidu, Inc. (Sponsored ADR) (d)	530	51,219
eBay, Inc. (d)	2,171	117,451
Facebook, Inc. (d)	2,210	53,813
Google, Inc.-Class A (d)	185	161,026
LinkedIn Corp. (d)	203	34,009
Telecity Group PLC	1,690	24,733
Tencent Holdings Ltd.	200	7,862

		450,113

IT Services - 0.3%
Cognizant Technology Solutions Corp.-Class A (d)	2,265	146,432
Visa, Inc.-Class A	338	60,212

		206,644

Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc.	3,350	50,920
Micron Technology, Inc. (d)	1,400	16,352
Samsung Electronics Co., Ltd.	40	53,894
Samsung Electronics Co., Ltd. (Preference Shares)	132	114,453
SK Hynix, Inc. (d)	1,250	35,065
Sumco Corp.	1,400	16,791
Taiwan Semiconductor Manufacturing Co., Ltd.	5,000	18,180
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1,680	31,349
Tokyo Electron Ltd.	300	14,756

		351,760

Software - 0.4%
ANSYS, Inc. (d)	978	72,861
CA, Inc.	275	7,510
Citrix Systems, Inc. (d)	1,352	87,001
Dassault Systemes SA	60	7,521
Electronic Arts, Inc. (d)	750	17,242
Nintendo Co., Ltd.	100	9,876
Red Hat, Inc. (d)	465	22,427
SAP AG	354	26,493
SolarWinds, Inc. (d)	253	10,664

		261,595

		1,800,483

Health Care - 2.3%
Biotechnology - 0.7%
Actelion Ltd. (d)	620	37,034
Biogen Idec, Inc. (d)	871	206,854
Celgene Corp. (d)	850	105,102
Gilead Sciences, Inc. (d)	868	47,289
Quintiles Transnational Holdings, Inc. (d)	528	23,253
Vertex Pharmaceuticals, Inc. (d)	420	33,730

		453,262

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	75	2,750
IDEXX Laboratories, Inc. (d)	330	27,205
Intuitive Surgical, Inc. (d)	210	104,482
Medtronic, Inc.	1,100	56,111

		190,548

Health Care Providers & Services - 0.4%
Aetna, Inc.	700	42,266
Health Net, Inc./CA (d)	710	22,628
McKesson Corp.	255	29,034
Odontoprev SA	1,200	5,625
UnitedHealth Group, Inc.	1,544	96,701
WellPoint, Inc.	925	71,197

		267,451

Life Sciences Tools & Services - 0.1%
Eurofins Scientific (d)	82	15,961
Illumina, Inc. (d)	570	40,082
Mettler-Toledo International, Inc. (d)	75	16,370

		72,413

Pharmaceuticals - 0.8%
AbbVie, Inc.	75	3,202
Allergan, Inc./United States	1,073	106,753
GlaxoSmithKline PLC	2,630	68,046
Johnson & Johnson	850	71,553
Merck & Co., Inc.	1,100	51,370
Novartis AG	320	22,922
Pfizer, Inc.	4,900	133,427
Roche Holding AG	220	54,546
Roche Holding AG (Sponsored ADR)	650	40,521
Sun Pharmaceutical Industries Ltd.	970	17,812

		570,152

		1,553,826

Industrials - 2.2%
Aerospace & Defense - 0.6%
Boeing Co. (The)	1,383	136,945
European Aeronautic Defence and Space Co. NV	630	36,276
General Dynamics Corp.	110	8,481
Northrop Grumman Corp.	175	14,418
Precision Castparts Corp.	616	131,775
Safran SA	420	22,325
Zodiac Aerospace	160	21,076

		371,296

Airlines - 0.1%
Delta Air Lines, Inc. (d)	1,800	32,418
Japan Airlines Co., Ltd.	400	20,503
Qantas Airways Ltd. (d)	11,830	17,895
Turk Hava Yollari	2,370	10,983

		81,799

Company	Shares	U.S. $ Value
Building Products - 0.0%
Asahi Glass Co., Ltd.	2,000	14,235

Commercial Services & Supplies - 0.1%
Aggreko PLC	370	9,952
Edenred	590	18,760
Stericycle, Inc. (d)	265	29,086

		57,798

Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	840	20,830

Electrical Equipment - 0.2%
AMETEK, Inc.	697	30,076
Roper Industries, Inc.	243	30,185
Sumitomo Electric Industries Ltd.	2,900	34,690

		94,951

Industrial Conglomerates - 0.3%
Danaher Corp.	1,508	93,224
General Electric Co.	4,500	104,940
Siemens AG	80	8,433

		206,597

Machinery - 0.3%
Cummins, Inc.	285	34,095
FANUC Corp.	200	29,453
Flowserve Corp.	412	69,269
Illinois Tool Works, Inc.	475	33,312
Komatsu Ltd.	1,700	42,571
Timken Co.	275	15,609

		224,309

Professional Services - 0.4%
Bureau Veritas SA	540	62,412
Capita PLC	5,753	83,814
Intertek Group PLC	1,830	88,966
Qualicorp SA (d)	600	5,309
SGS SA	16	35,853

		276,354

Road & Rail - 0.1%
Canadian National Railway Co.	110	11,163
Globaltrans Investment PLC (Sponsored GDR) (e)	1,570	23,864
Tokyu Corp.	1,000	6,225

		41,252

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	1,000	17,282
WW Grainger, Inc.	91	23,427

		40,709

		1,430,130

Energy - 1.8%
Energy Equipment & Services - 0.6%
Aker Solutions ASA	1,400	20,630

Company	Shares	U.S. $ Value
AMEC PLC	1,323	20,446
Diamond Offshore Drilling, Inc.	550	37,845
Halliburton Co.	850	35,572
Helix Energy Solutions Group, Inc. (d)	425	10,141
Helmerich & Payne, Inc.	425	26,240
Nabors Industries Ltd.	1,000	16,010
National Oilwell Varco, Inc.	437	30,721
Oceaneering International, Inc.	847	61,391
Schlumberger Ltd.	1,315	96,034
Seadrill Ltd.	540	21,840
Technip SA	243	27,013

		403,883

Oil, Gas & Consumable Fuels - 1.2%
BP PLC	7,110	50,817
BP PLC (Sponsored ADR)	525	22,528
Cameco Corp.	760	16,523
Canadian Natural Resources Ltd.	420	12,518
Chevron Corp.	935	114,771
China Petroleum & Chemical Corp.-Class H	14,000	14,313
ENI SpA	1,020	23,196
EOG Resources, Inc.	227	29,306
Exxon Mobil Corp.	2,500	226,175
Gazprom OAO (Sponsored ADR)	3,310	25,057
HollyFrontier Corp.	100	4,950
JX Holdings, Inc.	2,600	12,631
LUKOIL OAO (London) (Sponsored ADR)	210	12,296
Marathon Oil Corp.	425	14,616
Marathon Petroleum Corp.	650	53,625
Noble Energy, Inc.	826	47,619
NovaTek OAO (Sponsored GDR) (e)	300	33,394
Petroleo Brasileiro SA (Sponsored ADR)	1,370	25,537
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	920	30,721
Suncor Energy, Inc. (Toronto)	360	10,921
Valero Energy Corp.	950	38,598

		820,112

		1,223,995

Consumer Staples - 1.7%
Beverages - 0.1%
Anheuser-Busch InBev NV	230	21,180
Asahi Group Holdings Ltd.	700	16,784
Coca-Cola Enterprises, Inc.	175	6,503

		44,467

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	450	49,352
Jeronimo Martins SGPS SA	1,679	35,822
Koninklijke Ahold NV	1,990	32,266
Kroger Co. (The)	1,725	58,081
Olam International Ltd.	50,636	69,934
Tesco PLC	1,720	9,524
Tsuruha Holdings, Inc.	100	8,051
WM Morrison Supermarkets PLC	4,160	17,280

		280,310

Company	Shares	U.S. $ Value
Food Products - 0.2%
Danone SA	130	9,599
Hershey Co. (The)	737	65,674
Tyson Foods, Inc.-Class A	1,800	45,000
Unilever PLC	610	25,623

		145,896

Household Products - 0.2%
Henkel AG & Co. KGaA	550	44,736
LG Household & Health Care Ltd.	20	10,994
Procter & Gamble Co. (The)	550	42,218

		97,948

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	1,096	74,287

Tobacco - 0.7%
Altria Group, Inc.	1,050	37,905
British American Tobacco PLC	2,330	128,030
Imperial Tobacco Group PLC	924	33,157
Japan Tobacco, Inc.	3,400	115,712
KT&G Corp.	140	9,865
Philip Morris International, Inc.	1,435	130,456

		455,125

		1,098,033

Materials - 0.9%
Chemicals - 0.4%
Arkema SA	190	19,545
Axiall Corp.	450	19,418
BASF SE	100	9,692
Filtrona PLC	3,330	35,092
Huntsman Corp.	1,700	33,065
Koninklijke DSM NV	323	21,192
LyondellBasell Industries NV	800	53,320
Monsanto Co.	913	91,884
Teijin Ltd.	3,000	6,785

		289,993

Construction Materials - 0.1%
Boral Ltd.	1,980	8,554
Grasim Industries Ltd. (GDR) (e)	127	6,419
Holcim Ltd. (d)	90	6,980
Semen Indonesia Persero Tbk PT	11,500	21,082

		43,035

Containers & Packaging - 0.1%
Rock Tenn Co.	375	37,042

Metals & Mining - 0.3%
Anglo American PLC	600	13,747
BHP Billiton PLC	1,500	43,133
Dowa Holdings Co., Ltd.	1,000	8,293
Goldcorp, Inc.	720	21,369
KGHM Polska Miedz SA	360	16,083
Kinross Gold Corp.	2,290	15,020
MMC Norilsk Nickel OJSC (ADR)	2,230	32,291

Company	Shares	U.S. $ Value
Rio Tinto PLC	660	28,189
Vale SA (Sponsored ADR) (Local Preference Shares)	2,240	30,195

		208,320

		578,390

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	1,100	38,489
Nippon Telegraph & Telephone Corp.	900	44,388
TDC A/S	2,440	19,078
Vivendi SA	896	17,537

		119,492

Wireless Telecommunication Services - 0.1%
China Mobile Ltd.	1,500	15,813
Turkcell Iletisim Hizmetleri AS (d)	1,830	11,261
Vodafone Group PLC	12,715	36,850
Vodafone Group PLC (Sponsored ADR)	1,400	40,530

		104,454

		223,946

Utilities - 0.3%
Electric Utilities - 0.1%
Edison International	250	11,485
EDP-Energias de Portugal SA	5,680	18,318
Electricite de France SA	850	19,288
NV Energy, Inc.	2,100	49,224

		98,315

Gas Utilities - 0.0%
Atmos Energy Corp.	425	17,944

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	2,637	33,255

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	250	5,795
Centrica PLC	3,130	18,000
DTE Energy Co.	100	6,661
National Grid PLC	1,600	19,024
NiSource, Inc.	200	5,746

		55,226

		204,740

Total Common Stocks (cost $10,291,904)		13,084,028

INVESTMENT COMPANIES - 9.9%
Funds and Investment Trusts - 9.9%
AllianceBernstein Pooling Portfolios-Volatility Management Portfolio* (cost $5,935,974)	575,457	6,571,721

Company	Shares	U.S. $ Value
WARRANTS - 0.1%
Financials - 0.1%
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Merrill Lynch International, expiring 8/19/15 (d)	1,570	24,735

Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (d)	3,890	8,762

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 12/03/17 (d)	7,716	2,817

Total Warrants (cost $24,896)		36,314

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.0%
Industrial - 0.0%
Consumer Non-Cyclical - 0.0%
Olam International Ltd
6.75%, 1/29/18 (e) (cost $6,657)	7	6,884

	Shares
SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (f) (cost $662,559)	662,559	662,559

Total Investments - 99.7% (cost $61,136,471) (g)		66,055,120
Other assets less liabilities - 0.3%		215,280

Net Assets - 100.0%		$66,270,400

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	KRW	98,539	USD	89	8/16/13	$2,208
JPMorgan Chase Bank, NA	GBP	227	USD	351	8/16/13	6,180
Standard Chartered Bank	KRW	27,182	USD	24	8/16/13	277
State Street Bank & Trust Co.	AUD	172	USD	166	8/16/13	2,529
State Street Bank & Trust Co.	CAD	92	USD	89	8/16/13	755
State Street Bank & Trust Co.	CHF	16	USD	16	8/16/13	(314)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	27	USD	35	8/16/13	285
State Street Bank & Trust Co.	GBP	89	USD	138	8/16/13	2,696
State Street Bank & Trust Co.	HKD	1,053	USD	136	8/16/13	48
State Street Bank & Trust Co.	JPY	52,043	USD	527	8/16/13	8,735
State Street Bank & Trust Co.	SGD	22	USD	18	8/16/13	95
State Street Bank & Trust Co.	USD	213	AUD	210	8/16/13	(12,981)
State Street Bank & Trust Co.	USD	200	CAD	202	8/16/13	(5,984)
State Street Bank & Trust Co.	USD	17	CHF	16	8/16/13	(288)
State Street Bank & Trust Co.	USD	32	EUR	25	8/16/13	(127)
State Street Bank & Trust Co.	USD	242	GBP	159	8/16/13	(867)
State Street Bank & Trust Co.	USD	23	JPY	2,323	8/16/13	574
State Street Bank & Trust Co.	USD	18	NOK	108	8/16/13	(74)
State Street Bank & Trust Co.	USD	64	NZD	76	8/16/13	(4,358)
State Street Bank & Trust Co.	USD	195	SEK	1,280	8/16/13	(2,534)
State Street Bank & Trust Co.	USD	55	SGD	68	8/16/13	(1,339)

						$(4,484)

INFLATION (CPI) SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank	$2,000	7/29/13	1.830%	CPI	#	$(50,290)
Barclays Bank	3,000	8/11/15	2.030%	CPI	#	(124,523)
Barclays Bank	500	7/19/17	2.038%	CPI	#	7,371
Barclays Bank	300	10/5/22	2.765%	CPI	#	(6,997)
Morgan Stanley Capital Services LLC	1,500	10/31/18	1.960%	CPI	#	(15,138)
Morgan Stanley Capital Services LLC	150	4/16/23	2.690%	CPI	#	(3,326)

						$(192,903)

*	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of May 31, 2013.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2013.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $255,156.
(d)	Non-income producing security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate market value of these securities amounted to $70,561 or 0.1% of net assets.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of May 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,309,452 and gross unrealized depreciation of investments was $(390,803), resulting in net unrealized appreciation of $4,918,649.

As of May 31, 2013, the Strategy held 69.2% of its total investments in municipal bonds. Of the total investments in municipal bonds, 15.5% is insured (17.1% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
OJSC	-	Open Joint Stock Company
PCR	-	Pollution Control Revenue Bond
REG	-	Registered Shares
SD	-	School District
SRF	-	State Revolving Fund

AllianceBernstein Wealth Strategies - Tax-Managed Conservative Wealth

May 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2013:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Municipal Obligations	$	– 0	–	$45,693,614	$	– 0	–	$45,693,614
Common Stocks:
Financials		1,576,198		1,295,629		– 0	–	2,871,827
Consumer Discretionary		1,415,671		682,987		– 0	–	2,098,658
Information Technology		1,400,603		399,880		– 0	–	1,800,483
Health Care		1,314,796		239,030		– 0	–	1,553,826
Industrials		827,596		602,534		– 0	–	1,430,130
Energy		979,092		244,903		– 0	–	1,223,995
Consumer Staples		555,163		542,870		– 0	–	1,098,033
Materials		340,023		238,367		– 0	–	578,390

Telecommunication Services	79,019		144,927		– 0	–	223,946
Utilities	130,110		74,630		– 0	–	204,740
Investment Companies	6,571,721		– 0	–	– 0	–	6,571,721
Warrants	2,817		– 0	–	33,497		36,314
Corporates - Non-Investment Grades	– 0	–	– 0	–	6,884		6,884
Short-Term Investments	662,559		– 0	–	– 0	–	662,559

Total Investments in Securities	15,855,368		50,159,371	+	40,381		66,055,120
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	24,779		– 0	–	24,779
Inflation (CPI) Swap Contracts	– 0	–	7,371		– 0	–	7,371
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(29,263)		– 0	–	(29,263)
Inflation (CPI) Swap Contracts	– 0	–	(200,274)		– 0	–	(200,274)

Total++	$15,855,368		$49,961,984		$40,381		$65,857,733

+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Municipal Obligations			Warrants
Balance as of 8/31/12		$142,341		$31,669
Accrued discounts/(premiums)		(769)		– 0	–
Realized gain (loss)		– 0	–	1,042
Change in unrealized appreciation/depreciation		(1,572)		6,908
Purchases		– 0	–	2,721
Sales		(140,000)		(8,843)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 5/31/13	$	– 0	–	$33,497

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13	$	– 0	–	$6,314

	Corporates - Non- Investment Grades			Total
Balance as of 8/31/12	$	– 0	–	$174,010
Accrued discounts/(premiums)		38		(731)
Realized gain (loss)		202		1,244
Change in unrealized appreciation/depreciation		228		5,564
Purchases		14,165		16,886
Sales		(7,749)		(156,592)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 5/31/13		$6,884		$40,381

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/13		$228		$6,542

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 22, 2013